SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events
SUBSEQUENT EVENTS
NOTE 8: -     SUBSEQUENT EVENTS

On September 3, 2020, the Company entered into a definitive agreement with certain institutional investors, in connection with a registered direct offering of an aggregate of 5,882,353 ordinary shares at a price per share of $1.70, for aggregate gross cash consideration of $10 million.